Sales and marketing expenses	12 Months Ended
Dec. 31, 2020
Sales and marketing expenses
Sales and marketing expenses

17.            Sales and marketing expenses

	December 31,	December 31,	December 31,
	2020	2019	2018
Consulting	$402,146	$331,135	$410,338
Marketing	900,976	403,002	356,266
Salaries	1,231,609	580,552	303,512
	$2,534,731	$1,314,689	$1,070,116